Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) (Parenthetical) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Unrealized gains and losses from financial liability in Other comprehensive income (loss)	¥ 5	¥ 0